STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Parenthetical) - $ / shares	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS
First Quarterly Distribution Paid Per Unit	$ 0.56	$ 0.89	$ 0.45
Second Quarterly Distribution Paid Per Unit	0.05	0.21	0.22
Third Quarterly Distribution Paid Per Unit	0.36	0.87	0.94
Fourth Quarterly Distribution Declared Or Paid Per Unit	$ 0.46	$ 0.70	$ 1.39